Intangible Assets (Details) - Schedule of company’s amortization expenses	Dec. 31, 2022 USD ($)
Schedule of Company’s Amortization Expenses [Abstract]
2023	$ 15,058
2024	15,058
2025	15,058
2026	15,058
2027	15,058
Thereafter	422,310
Total	$ 497,600